NOTES PAYABLE (Details) - USD ($)		6 Months Ended
	Mar. 18, 2026	Jun. 30, 2026	Dec. 31, 2025
NOTES PAYABLE
Gross			$ 1,100,000
Discount			(172,000)
Net			$ 928,000
Settlement agreements period	2 days
Payment for a release of claims related to notes payable	$ 300,000	$ 300,000
Patent liaison service period	6 months
Purchase Agreement [Member]
NOTES PAYABLE
Aggregate principal	$ 3,750,000
Aggregate principal after discount	$ 2,600,000
Debt Instrument Discount Percentage	30.00%